Commitments and contingencies	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Commitments and contingencies

14. Commitments and contingencies

From inception to date, the Company has not been a party to any legal proceedings, claims, or disputes arising in the ordinary course of business. As of June 30, 2026, the Company had no outstanding litigation, and there were no commitments or contingencies that management believes would have a material effect on the consolidated financial statements.